Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($)	Ordinary shares	Additional paid-in Capital	Accumulated deficit	Total
Balance at Dec. 31, 2015	$ 33,506	$ 8,927,429	$ (10,616,516)	$ (1,655,581)
Balance, Shares at Dec. 31, 2015	12,907,898
Issuance of ordinary shares, net of issuance cost	$ 3,199	1,010,609		1,013,808
Issuance of ordinary shares, net of issuance cost, Shares	1,234,001
Beneficial conversion feature related to bridge financing notes		74,160		74,160
Conversion of bridge financing notes to ordinary shares	$ 713	205,287		206,000
Conversion of bridge financing notes to ordinary shares, Shares	274,667
Exercise of warrants	$ 76	26,175		26,251
Exercise of warrants, Shares	28,638
Exercise of options	$ 154			154
Exercise of options, Shares	59,922
Stock based compensation		52,389		52,389
Cumulative effect adjustment from adoption of ASU 2016-09		4,379	(4,379)
Net loss			(1,621,400)	(1,621,400)
Balance at Dec. 31, 2016	$ 37,648	10,300,428	(12,242,295)	(1,904,219)
Balance, Shares at Dec. 31, 2016	14,505,126
Issuance of ordinary shares, net of issuance cost	$ 20,911	7,393,799		7,414,710
Issuance of ordinary shares, net of issuance cost, Shares	7,232,137
Stock based compensation		136,134		136,134
Net loss			(2,843,905)	(2,843,905)
Balance at Dec. 31, 2017	$ 58,559	17,830,361	(15,086,200)	2,802,720
Balance, Shares at Dec. 31, 2017	21,737,263
Issuance of ordinary shares	$ 3,116	958,654		961,770
Issuance of ordinary shares, shares	1,167,615
Issuance of ordinary shares in connection with conversion of convertible loans	$ 477	58,730		59,207
Issuance of ordinary shares in connection with conversion of convertible loans, shares	178,689
Issuance of ordinary shares in connection with Professional service rendered	$ 968	220,508		221,476
Issuance of ordinary shares in connection with Professional service rendered, shares	343,750
Beneficial conversion feature related to convertible loans		338,266		338,266
Issuance of warrants		137,284		137,284
Exercise of options	$ 181	813		994
Exercise of options, Shares	64,631
Stock based compensation		153,990		153,990
Net loss			(1,972,558)	(1,972,558)
Balance at Dec. 31, 2018	$ 63,301	$ 19,698,606	$ (17,058,758)	$ 2,703,149
Balance, Shares at Dec. 31, 2018	23,491,948